                                                                  [METLIFE LOGO]

MetLife Investors USA Insurance Company
5 Park Plaza, Suite 1900
Irvine, CA 92614

December 12, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Post-Effective Amendment No. 5
       MetLife Investors USA Insurance Company
       MetLife Investors USA Separate Account A
       File Nos. 333-158514/811-03365 (MetLife Simple Solutions)

Commissioners:

On behalf of MetLife Investors USA Insurance Company and MetLife Investors USA Separate Account A (the "Account"), we have attached for filing Post-Effective Amendment No. 5 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts issued through the Account.

This Amendment is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended. As counsel who reviewed the Amendment, we represent that the Amendment does not contain disclosures which would otherwise render it ineligible to become effective pursuant to paragraph (b).

If you have any questions or comments regarding the Amendment, please call the undersigned at (212) 578-3387.

Sincerely,


/s/ John B. Towers
--------------------------------
John B. Towers
Senior Counsel
Metropolitan Life Insurance Company


Attachment
cc: Michele H. Abate, Esq.